Subsequent Events (Details) - USD ($)						1 Months Ended		12 Months Ended
	Apr. 06, 2023	Mar. 09, 2023	Feb. 03, 2023	Jan. 05, 2023	Apr. 06, 2022	Mar. 27, 2023	Mar. 16, 2023	Dec. 31, 2022	Apr. 28, 2023	Apr. 08, 2023	Mar. 31, 2023	Feb. 06, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Share issued (in Shares)								1,473,645			2,103,365		1,157,207
Investor’s option percentage								9.99%
Exercise price (in Dollars per share)								$ 1.782
Aggregate cash fee percentage								7.00%
Management fee percentage								1.00%
Non-accountable expense								$ 65,000,000
Clearing expenses								$ 15,950,000
Shares of common stock (in Shares)								265,152				163,344
Offering expenses								$ 4,300,000
Warrants [Member]
Subsequent Events (Details) [Line Items]
Investor’s option percentage								4.99%
Exercise price (in Dollars per share)								$ 1.335
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price (in Dollars per share)								$ 0.0001
Fair market value issuance					$ 110,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Binding letter of intent, description				the Company entered into a Binding Letter of Intent with Core Development Holdings Corporation (“Core”), a Florida corporation that holds approximately 29.3% of 4280 Lakewood Road Manager, LLC (“Lakewood Manager”), which in turn owns 86.45% of the membership interests in 4280 Lakewood Road, LLC (“4280 Project”), an affordable multi-family real estate project located in Lake Worth, Florida.
Common shares to acquire				$ 2,000,000
Number of post- issuance, percentage				33.30%
Ownership percentage				33.30%
Post-issuance ownership percentage				33.30%
Average of fair market value, percentage				15.00%
Appraisals, percentage				15.00%
Sale interest Percentage			6.00%
Shares percentage			19.90%
Bid price (in Dollars per share)	$ 1,000
Securities purchase agreement description												the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) for the purpose of raising approximately $5 million in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of (i) 2,123,478 shares (the “Shares”) of the Company’s common stock (“Common Stock”) and (ii) pre-warrants to purchase up to 1,664,401 shares of Common Stock (the “Pre-Funded Warrants” and such shares of Common Stock issuable upon exercise of the Pre-Funded Warrants, the “Pre-Funded Warrant Shares”) and, in a concurrent private placement, warrants (the “Purchase Warrants”) to purchase 3,787,879 shares of Common Stock (the shares of Common Stock issuable upon exercise of the Purchase Warrants, the “Purchase Warrant Shares”). The combined purchase price per Share and Purchase Warrant is $1.32 and the combined purchase price per Pre-Funded Warrant and Purchase Warrant of $1.3199.
Fair market value issuance						$ 112,000	$ 112,000
Total purchase price									$ 5,050
Initial capital contribution									2,000,000
Bank loan from republic bank of chicago									$ 3,050,000
Interest rate									63.00%	63.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares)						27,759	15,385
Lakewood Road Manager [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity acquire, percentage			6.00%
Equity valued			$ 1,195,195,000
Lakewood Road Manager [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Share issued (in Shares)			295,282
Lakewood Road Manager [Member] | Subsequent Event [Member] | Cuentas [Member]
Subsequent Events (Details) [Line Items]
Common shares issued (in Shares)			295,282
Michael De Prado [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Annual incentive		$ 150,000,000
Michael De Prado [Member] | Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Annual incentive		150,000,000
Arik Maimon [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Annual incentive		150,000,000
Arik Maimon [Member] | Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events (Details) [Line Items]
Annual incentive		$ 150,000,000